Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories
7.

Inventories
2021 2020
Uranium
Concentrate $ 319,257 $ 579,653
Broken ore 46,324 45,387
365,581 625,040
Fuel services 43,549 52,273
Other 391 3,056
Total $ 409,521 $ 680,369
Cameco expensed $ 1,218,000,000

of inventory as cost of sales during 2021 (2020 - $
1,435,000,000 ).